Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	31-0987416
Plan number	002
Participant loan, current value	$ 2,537,871
Assets held at end of year	$ 152,519,044
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	5.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	10.50%
Investment, Identifier [Axis]: AMERICAN FUNDS CAPITAL INC BLDR R5
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment (in shares) | shares	12,884
Current value	$ 991,021
Investment, Identifier [Axis]: DODGE & COX INCOME - I
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment (in shares) | shares	218,065
Current value	$ 2,802,133
Investment, Identifier [Axis]: DOUBLELINE LOW DURATION BOND I
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment (in shares) | shares	152,523
Current value	$ 1,474,900
Investment, Identifier [Axis]: FIDELITY INTERNATIONAL INDEX
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment (in shares) | shares	45,405
Current value	$ 2,760,644
Investment, Identifier [Axis]: JPMORGAN US EQUITY R5
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment (in shares) | shares	280,727
Current value	$ 7,574,025
Investment, Identifier [Axis]: JPMORGAN US GOVERNMENT MMKT INSTL
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment (in shares) | shares	4,481,956
Current value	$ 4,481,956
Investment, Identifier [Axis]: MFS INTERNATIONAL GROWTH R6
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment (in shares) | shares	59,015
Current value	$ 2,802,017
Investment, Identifier [Axis]: Peoples Bancorp Common Stock Fund Units
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment (in shares) | shares	98,005
Current value	$ 1,893,460
Investment, Identifier [Axis]: T. ROWE PRICE BALANCED FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment (in shares) | shares	107,252
Current value	$ 3,043,822
Investment, Identifier [Axis]: T. ROWE PRICE RETIREMENT 2005 FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment (in shares) | shares	1,559
Current value	$ 19,676
Investment, Identifier [Axis]: T. ROWE PRICE RETIREMENT 2010 FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment (in shares) | shares	12,923
Current value	$ 206,773
Investment, Identifier [Axis]: T. ROWE PRICE RETIREMENT 2015 FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment (in shares) | shares	42,055
Current value	$ 561,016
Investment, Identifier [Axis]: T. ROWE PRICE RETIREMENT 2020 FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment (in shares) | shares	64,555
Current value	$ 1,274,306
Investment, Identifier [Axis]: T. ROWE PRICE RETIREMENT 2025 FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment (in shares) | shares	301,246
Current value	$ 5,313,982
Investment, Identifier [Axis]: T. ROWE PRICE RETIREMENT 2030 FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment (in shares) | shares	265,150
Current value	$ 7,357,902
Investment, Identifier [Axis]: T. ROWE PRICE RETIREMENT 2035 FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment (in shares) | shares	427,428
Current value	$ 9,993,263
Investment, Identifier [Axis]: T. ROWE PRICE RETIREMENT 2040 FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment (in shares) | shares	232,102
Current value	$ 7,984,308
Investment, Identifier [Axis]: T. ROWE PRICE RETIREMENT 2045 FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment (in shares) | shares	351,995
Current value	$ 8,947,723
Investment, Identifier [Axis]: T. ROWE PRICE RETIREMENT 2050 FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment (in shares) | shares	417,919
Current value	$ 9,043,770
Investment, Identifier [Axis]: T. ROWE PRICE RETIREMENT 2055 FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment (in shares) | shares	257,006
Current value	$ 5,844,315
Investment, Identifier [Axis]: T. ROWE PRICE RETIREMENT 2060 FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment (in shares) | shares	377,473
Current value	$ 7,168,210
Investment, Identifier [Axis]: VANGUARD 500 INDEX ADMIRAL
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment (in shares) | shares	8,107
Current value	$ 5,122,375
Investment, Identifier [Axis]: VANGUARD EMERGING MKTS STOCK IDX ADM
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment (in shares) | shares	4,146
Current value	$ 184,963
Investment, Identifier [Axis]: VANGUARD EQUITY-INCOME ADM
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment (in shares) | shares	45,481
Current value	$ 4,225,678
Investment, Identifier [Axis]: VANGUARD GROWTH INDEX ADM
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment (in shares) | shares	39,598
Current value	$ 9,944,552
Investment, Identifier [Axis]: VANGUARD LIFESTRATEGY CNSRV GR INV
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment (in shares) | shares	90,995
Current value	$ 1,987,334
Investment, Identifier [Axis]: VANGUARD LIFESTRATEGY GROWTH INV
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment (in shares) | shares	64,782
Current value	$ 3,286,395
Investment, Identifier [Axis]: VANGUARD LIFESTRATEGY INCOME INV
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment (in shares) | shares	5,672
Current value	$ 89,447
Investment, Identifier [Axis]: VANGUARD LIFESTRATEGY MODERATE GROWTH
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment (in shares) | shares	21,100
Current value	$ 729,636
Investment, Identifier [Axis]: VANGUARD MID CAP INDEX FUND - ADMIRAL
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment (in shares) | shares	10,676
Current value	$ 3,836,550
Investment, Identifier [Axis]: VANGUARD MID-CAP GROWTH INDEX ADMIRAL
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment (in shares) | shares	57,462
Current value	$ 6,905,264
Investment, Identifier [Axis]: VANGUARD MID-CAP VALUE INDEX ADMIRAL
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment (in shares) | shares	14,508
Current value	$ 1,332,547
Investment, Identifier [Axis]: VANGUARD SHORT-TERM INVESTMENT-GRADE ADM
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment (in shares) | shares	106,044
Current value	$ 1,115,587
Investment, Identifier [Axis]: VANGUARD SMALL CAP INDEX ADM
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment (in shares) | shares	33,527
Current value	$ 4,143,264
Investment, Identifier [Axis]: VANGUARD SMALL CAP VALUE INDEX ADMIRAL
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment (in shares) | shares	18,141
Current value	$ 1,651,224
Investment, Identifier [Axis]: VANGUARD TOTAL BOND MARKET INDEX ADMIRAL
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment (in shares) | shares	170,633
Current value	$ 1,667,081
Investment, Identifier [Axis]: VANGUARD TOTAL STOCK MKT IDX ADM
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment (in shares) | shares	74,878
Current value	$ 12,220,053